Financial assets	12 Months Ended
Mar. 31, 2023
Disclosure of financial assets [abstract]
Financial assets
10.
Financial assets

	As at March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)
Non-current
Financial assets at fair value through profit or loss
Investments
- EIP Deep Decarbonization Frontier Fund I LP	—	200	2
- Energy Impact Fund SCSp	—	266	3
Total	—	466	6

Financial assets at amortised cost
Loans
Security deposits	164	301	4
Loans to related parties (refer Note 46)	—	55	1
Total	164	356	4

Others
Deferred consideration receivable (refer Note 40)	1,936	898	11
Bank deposits with remaining maturity for more than twelve months (refer Note 16)	1,318	1,003	12
Total	3,254	1,901	23

	As at March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)
Current
Financial assets at fair value through profit or loss
Investments
Investment in mutual funds	—	460	6
Total	—	460	6

Financial assets at amortised cost
Loans
Considered good and unsecured
Loans and advances to third party	556	—	—
Security deposits	67	54	1
Total	623	54	1

	As at March 31,
	2022	2023	2023
Others	(INR)	(INR)	(USD)
Deferred consideration receivable (refer Note 40)	610	1,511	18
Advances recoverable	153	700	9
Government grant receivable
- generation based incentive receivable	783	353	4
Interest accrued on fixed deposits	444	555	7
Interest accrued on loan to third party	40	—	—
Others	148	975	12
Total	2,178	4,094	50

Loans and receivables are non-derivative financial assets which generate fixed interest income for the Group. The carrying value may be affected by changes in the credit risk of the counterparties.